POST-EMPLOYMENT OBLIGATIONS (Details 6) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current service cost	R$ 14	R$ 18	R$ 27	R$ 26
Interest on the actuarial obligation	1,662		1,159	1,147
Expected return on the assets of the Plan	(1,004)
Estimated total expense in 2020 as per actuarial report	672	(696)	(302)	10
Health plan [member]
IfrsStatementLineItems [Line Items]
Current service cost	14	16	21	21
Interest on the actuarial obligation	379		232	215
Estimated total expense in 2020 as per actuarial report	393	(327)	70	124
Pension plans and retirement supplement plans [member]
IfrsStatementLineItems [Line Items]
Current service cost		2	2	1
Interest on the actuarial obligation	1,276		883	887
Expected return on the assets of the Plan	(1,004)	633	(298)	757
Estimated total expense in 2020 as per actuarial report	272
Dental plan [member]
IfrsStatementLineItems [Line Items]
Current service cost			1	1
Interest on the actuarial obligation	7		5	4
Estimated total expense in 2020 as per actuarial report	R$ 7	R$ (8)	R$ (1)	R$ 1